OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Foreign exchange gains (loss)	$ (3,880)	$ (2,610)	$ 619
Gain from the currency translation adjustment			1,703
Reversal of FIN45 due to expiration of the statute of limitations	1,182
Reversal of water conservancy fund		468
Gain on liquidation of subsidiary		909
Aged account payable reversal	3,161
Other	409	589	654
Total	$ 872	$ (644)	$ 2,976